Certain risks and concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Balance sheet (Detail) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents		$ 137,248	$ 162,465
Short-term investments		117,821	102,847
Accounts receivable, net		22,983	27,533
Due from related parties		10,970	1,658
Inventories		1,726	5,537
Prepayments and other current assets		11,534	16,543
Total current assets		302,282	316,583
Non-current assets:
Long-term investments		26,734	26,365
Deferred tax assets			1,118
Property and equipment, net		50,725	38,770
Intangible assets, net		8,857	9,426
Goodwill		22,607	20,382	$ 20,717
Other long-term prepayments and non-current assets		905	313
Right-of-use assets		1,954	8,747	$ 11,819
Restricted cash		1,541	2,983
Total assets		415,605	424,687
Current liabilities:
Accounts payable (including inter-companies balances with the Company and its subsidiaries of USD 21,297 and USD 30,439 as of December 31, 2019 and 2020, respectively)		20,644	24,213
Due to a related party		5,389	5,002
Contract liabilities and deferred income, current portion		34,040	31,988
Accrued liabilities and other payables (including inter-companies balances with the Company and its subsidiaries of USD 152,904 and USD 152,611 as of December 31, 2019 and 2020, respectively)		38,689	42,840
Lease liabilities, current portion		1,961	4,693
Total current liabilities		103,276	111,286
Non-current liabilities:
Contract liabilities and deferred income, non-current portion	[1]	920	1,223
Deferred tax liabilities		1,085	1,179
Lease liabilities, non-current portion		27	4,132
Bank borrowings		19,924	11,324
Total liabilities		125,232	129,144
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents		14,284	34,847
Short-term investments			292
Accounts receivable, net		32,485	30,686
Due from related parties		10,955	1,644
Inventories		1,726	5,330
Prepayments and other current assets		15,712	20,747
Total current assets		75,162	93,546
Non-current assets:
Long-term investments		5,706	5,337
Deferred tax assets			985
Property and equipment, net		50,532	38,417
Intangible assets, net		8,857	9,426
Goodwill		22,607	20,382
Other long-term prepayments and non-current assets		905	313
Right-of-use assets		1,915	8,619
Restricted cash		1,541	2,983
Total non-current assets		92,063	86,462
Total assets		167,225	180,008
Current liabilities:
Accounts payable (including inter-companies balances with the Company and its subsidiaries of USD 21,297 and USD 30,439 as of December 31, 2019 and 2020, respectively)	[2]	51,027	45,162
Due to a related party		55	2
Contract liabilities and deferred income, current portion		34,040	31,988
Income tax payable		2,500	2,436
Accrued liabilities and other payables (including inter-companies balances with the Company and its subsidiaries of USD 152,904 and USD 152,611 as of December 31, 2019 and 2020, respectively)	[3]	185,972	191,406
Lease liabilities, current portion		1,912	4,621
Total current liabilities		275,506	275,615
Non-current liabilities:
Contract liabilities and deferred income, non-current portion		920	1,223
Deferred tax liabilities		1,085	1,179
Lease liabilities, non-current portion		27	4,073
Bank borrowings		19,924	11,324
Total non-current liabilities		21,956	17,799
Total liabilities		$ 297,462	$ 293,414

[1]	As of December 31, 2019 and 2020, the non-current portion consists of membership subscription of USD 781,000 and USD 751,000, and government grants of USD 442,000 and USD 169,000, respectively.
[2]	Excluding the inter-companies balances with the Company and its subsidiaries of USD 21,297,000 and USD 30,439,000, the balance of accounts payable as of December 31, 2019 and 2020, was USD 23,865,000 and USD 20,588,000, respectively.
[3]	Excluding the inter-companies balances with the Company and its subsidiaries of USD 152,904,000 and USD 152,611,000, the balance of accrued liabilities and other payables as of December 31, 2019 and 2020 was USD 38,502,000 and USD 33,361,000, respectively.